Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Land and land improvements		$ 98.9	$ 98.3
Buildings and leasehold improvements		192.2	197.1
Machinery, equipment and other		345.4	334.5
Construction in progress		2.4	7.0
Total	641.3	638.9	636.9
Less: Accumulated depreciation	(204.5)	(197.2)	(164.6)
Net property, plant and equipment	$ 436.8	$ 441.7	$ 472.3